Principal Accounting Policies - Straight-Line Method Over Their Estimated Useful Lives (Details) (Parenthetical)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 5,570,080,604	$ 800,092,017	¥ 3,022,145,785	¥ 517,052,950
Advertising Services
Property, Plant and Equipment [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	¥ 381,800,000